Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 28, 2020
Document Effective Date	Jul. 29, 2020
Prospectus Date	Jul. 29, 2020
Pacific Funds℠ Portfolio Optimization Conservative | ADVISOR CLASS
Prospectus:
Trading Symbol	PLCDX
Pacific Funds℠ Portfolio Optimization Conservative | CLASS C
Prospectus:
Trading Symbol	POACX
Pacific Funds℠ Portfolio Optimization Conservative | CLASS A
Prospectus:
Trading Symbol	POAAX
Pacific Funds℠ Portfolio Optimization Moderate-Conservative | ADVISOR CLASS
Prospectus:
Trading Symbol	PMCDX
Pacific Funds℠ Portfolio Optimization Moderate-Conservative | CLASS C
Prospectus:
Trading Symbol	POBCX
Pacific Funds℠ Portfolio Optimization Moderate-Conservative | CLASS A
Prospectus:
Trading Symbol	POBAX
Pacific Funds℠ Portfolio Optimization Moderate | ADVISOR CLASS
Prospectus:
Trading Symbol	POMDX
Pacific Funds℠ Portfolio Optimization Moderate | CLASS C
Prospectus:
Trading Symbol	POMCX
Pacific Funds℠ Portfolio Optimization Moderate | CLASS A
Prospectus:
Trading Symbol	POCAX
Pacific Funds℠ Portfolio Optimization Growth | ADVISOR CLASS
Prospectus:
Trading Symbol	PMADX
Pacific Funds℠ Portfolio Optimization Growth | CLASS C
Prospectus:
Trading Symbol	PODCX
Pacific Funds℠ Portfolio Optimization Growth | CLASS A
Prospectus:
Trading Symbol	PODAX
Pacific Funds℠ Portfolio Optimization Aggressive-Growth | ADVISOR CLASS
Prospectus:
Trading Symbol	POEDX
Pacific Funds℠ Portfolio Optimization Aggressive-Growth | CLASS C
Prospectus:
Trading Symbol	POCEX
Pacific Funds℠ Portfolio Optimization Aggressive-Growth | CLASS A
Prospectus:
Trading Symbol	POEAX
Pacific Funds℠ Ultra Short Income | Class I
Prospectus:
Trading Symbol	PLUIX
Pacific Funds℠ Ultra Short Income | Advisor Class
Prospectus:
Trading Symbol	PLUDX
Pacific Funds℠ Short Duration Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLDSX
Pacific Funds℠ Short Duration Income | CLASS I
Prospectus:
Trading Symbol	PLSDX
Pacific Funds℠ Short Duration Income | CLASS C
Prospectus:
Trading Symbol	PLCSX
Pacific Funds℠ Short Duration Income | CLASS A
Prospectus:
Trading Symbol	PLADX
Pacific Funds℠ Core Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLIDX
Pacific Funds℠ Core Income | Class C
Prospectus:
Trading Symbol	PLNCX
Pacific Funds℠ Core Income | CLASS I
Prospectus:
Trading Symbol	PLIIX
Pacific Funds℠ Core Income | CLASS A
Prospectus:
Trading Symbol	PLIAX
Pacific Funds℠ Strategic Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLSFX
Pacific Funds℠ Strategic Income | CLASS I
Prospectus:
Trading Symbol	PLSRX
Pacific Funds℠ Strategic Income | CLASS C
Prospectus:
Trading Symbol	PLCNX
Pacific Funds℠ Strategic Income | CLASS A
Prospectus:
Trading Symbol	PLSTX
Pacific Funds℠ Floating Rate Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLFDX
Pacific Funds℠ Floating Rate Income | Class C
Prospectus:
Trading Symbol	PLBCX
Pacific Funds℠ Floating Rate Income | Class A
Prospectus:
Trading Symbol	PLFLX
Pacific Funds℠ Floating Rate Income | CLASS I
Prospectus:
Trading Symbol	PLFRX
Pacific Funds℠ High Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLHYX
Pacific Funds℠ High Income | CLASS I
Prospectus:
Trading Symbol	PLHIX
Pacific Funds℠ High Income | CLASS C
Prospectus:
Trading Symbol	PLCHX
Pacific Funds℠ High Income | CLASS A
Prospectus:
Trading Symbol	PLAHX
Pacific Funds℠ Large-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFVDX
Pacific Funds℠ Large-Cap Value | Class C
Prospectus:
Trading Symbol	PFVCX
Pacific Funds℠ Large-Cap Value | Class A
Prospectus:
Trading Symbol	PFAAX
Pacific Funds℠ Large-Cap Value | Class R6
Prospectus:
Trading Symbol	PFVIX
Pacific Funds℠ Small/Mid-Cap | Class R6
Prospectus:
Trading Symbol	PFOIX
Pacific Funds℠ Small/Mid-Cap | Advisor Class
Prospectus:
Trading Symbol	PFMDX
Pacific Funds℠ Small/Mid-Cap | Class C
Prospectus:
Trading Symbol	PFPCX
Pacific Funds℠ Small/Mid-Cap | Class A
Prospectus:
Trading Symbol	PFDAX
Pacific Funds℠ Small-Cap | Class R6
Prospectus:
Trading Symbol	PFJIX
Pacific Funds℠ Small-Cap | Advisor Class
Prospectus:
Trading Symbol	PFQDX
Pacific Funds℠ Small-Cap | Class C
Prospectus:
Trading Symbol	PFACX
Pacific Funds℠ Small-Cap | Class A
Prospectus:
Trading Symbol	PFKAX
Pacific Funds℠ Small-Cap Value | Class R6
Prospectus:
Trading Symbol	PFEIX
Pacific Funds℠ Small-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFFDX
Pacific Funds℠ Small-Cap Value | Class C
Prospectus:
Trading Symbol	PFHCX
Pacific Funds℠ Small-Cap Value | Class A
Prospectus:
Trading Symbol	PFEAX
Pacific Funds℠ Diversified Income | Advisor Class
Prospectus:
Trading Symbol	PLDDX
Class P Prospectus | Pacific Funds℠ Large-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFVDX
Class P Prospectus | Pacific Funds℠ Small/Mid-Cap | Advisor Class
Prospectus:
Trading Symbol	PFMDX
Class P Prospectus | Pacific Funds℠ Small-Cap | Advisor Class
Prospectus:
Trading Symbol	PFQDX
Class P Prospectus | Pacific Funds℠ Small-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFFDX